Consolidated condensed statements of financial position - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Non-current assets
Contracted concessional assets	$ 8,173,917	$ 8,155,418
Investments carried under the equity method	296,762	116,614
Financial investments	88,866	89,754
Deferred tax assets	164,304	152,290
Total non-current assets	8,723,849	8,514,076
Current assets
Inventories	33,156	23,958
Trade and other receivables	324,267	331,735
Financial investments	207,801	200,084
Cash and cash equivalents	763,545	868,501
Total current assets	1,328,769	1,424,278
Total assets	10,052,618	9,938,354
Equity attributable to the Company
Share capital	11,148	10,667
Share premium	836,269	1,011,743
Capital reserves	1,069,344	881,745
Other reserves	147,915	96,641
Accumulated currency translation differences	(122,188)	(99,925)
Accumulated deficit	(388,820)	(373,489)
Non-controlling interests	207,922	213,499
Total equity	1,761,589	1,740,881
Non-current liabilities
Long-term corporate debt	1,009,128	970,077
Long-term project debt	4,568,387	4,925,268
Grants and other liabilities	1,271,460	1,229,767
Derivative liabilities	249,639	328,184
Deferred tax liabilities	302,612	260,923
Total non-current liabilities	7,401,226	7,714,219
Current liabilities
Short-term corporate debt	20,951	23,648
Short-term project debt	710,493	312,346
Trade payables and other current liabilities	118,600	92,557
Income and other tax payables	39,759	54,703
Total current liabilities	889,803	483,254
Total equity and liabilities	$ 10,052,618	$ 9,938,354